BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.
SUPPLEMENT DATED APRIL 3, 2009
TO THE PROSPECTUS DATED MARCH 2, 2009

Effective April 1, 2009, the following changes are made to the Prospectus of BlackRock Global Emerging Markets Fund, Inc. (the “Fund”).

The section in the Prospectus captioned “Details About the Funds — How the Funds Invest — About the Portfolio Management Team of the BlackRock Global Emerging Markets Fund” on page 21 is deleted in its entirety and replaced with the following:

The Global Emerging Markets Fund is managed by a team of financial professionals. Plamen Monovski, Daniel Tubbs, Dhiren Shah and Sam Vecht are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

In addition, the section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Global Emerging Markets Fund” on page 49 is deleted in its entirety and replaced with the following:

Plamen Monovski, CFA, Daniel Tubbs, CFA, Dhiren Shah, CFA and Sam Vecht, CFA are the portfolio managers of the Global Emerging Markets Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Plamen Monovski, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009

Managing Director of BlackRock, Inc. since 2006; various positions at MLIM from 1997 to 2006; Member of the Global Emerging Markets equity team at BlackRock, Inc. since 2006 and at MLIM from 1997 to 2006.

Daniel Tubbs, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2007	Director of BlackRock, Inc. since 2007; Member of the Global Emerging Markets equity team at BlackRock Inc. since 2007; Portfolio Manager at West LB Mellon Asset Management from 2001 to 2007.

Dhiren Shah, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009

Director of BlackRock, Inc. since 2009 and Vice President thereof from 2006 to 2008; various positions at Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2001 to 2006; Member of the Global Emerging Markets equity team at BlackRock, Inc. since 2006 and at MLIM from 2001 to 2006.

Sam Vecht, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009

Director of BlackRock, Inc. since 2008 and Vice President thereof from 2006 to 2007; various positions at MLIM from 1999 to 2006; Member of the Global Emerging Markets equity team at BlackRock, Inc. since 2006 and at MLIM from 1999 to 2006.

Code # PRO-13989-0309-SUP